Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Accrued Interest and Fees Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables related to contracts with customers	$ 2.7	$ 2.6